Share Capital (Tables)	12 Months Ended
Sep. 30, 2023
Share Capital
Schedule Of Authorized and issued capital stock
	Common Shares
	Number	Amount
Balance, September 30, 2021	29,188,182	$102,498
Issuance of shares (i)	61,224	234
Exercise of options (note 16(b))	13,000	29
Exercise of options	-	25
Issuance of shares (ii)	98,765	320
Issuance of shares (iii)	46,155	115
Issuance of shares (iv)	16,949	40
Exercise of options (note 16(b))	1,333	3
Transfer from contributed surplus	-	2
Issuance of shares (v)	11,764	39
Balance, September 30, 2022	29,437,372	$103,305
Issuance of shares (vi)	3,508,680	7,167
Exercise of options (note (16(b))	6,800	8
Issuance of shares (vii)	14,414	59
Transfer from contributed surplus	-	5
Exercise of options (note (16(b))	5,200	13
Transfer from contributed surplus	-	11
Issuance of shares note (viii)	8,376	30
Issuance of shares note (ix)	10,443	30
Exercise of warrants (note 16(c))	841,499	3,004
Transfer from derivative liability	-	1,409
Balance, September 30, 2023	33,832,784	115,041

Schedule Of Stock Options
	Number outstanding	Weighted average exercise price
Outstanding, September 30, 2021	3,454,254	$2.25
Granted	20,000	$4.50
Expired	(11,000)	$0.63
Exercised (note 15(a))	(13,000)	$2.20
Granted	300,000	$2.20
Exercised (note 15(a))	(1,333)	$2.55
Expired	(21,333)	$3.15
Outstanding, September 30, 2022	3,727,588	$2.30
Exercised (note 15(a))	(6,800)	$1.05
Exercised (note 15(a))	(5,200)	$2.55
Expired	(3,200)	$2.60
Granted	1,060,000	$4.04
Cancelled or expired	(58,000)	$4.04
Outstanding, September 30, 2023	4,714,388	$2.44
Exercise price			Number Outstanding	Weighted average remaining life (years)	Number exercisable	Weighted average exercise price
$2.66	$	(Cdn 3.60)	256,400	0.39	256,400	$2.66
$3.84	$	(Cdn 5.20)	3,000	0.44	3,000	$3.84
$3.77	$	(Cdn 5.10)	8,200	0.64	8,200	$3.77
$2.40	$	(Cdn 3.25)	35,499	1.39	35,499	$2.40
$3.36	$	(Cdn 4.55)	12,000	1.64	12,000	$3.36
$2.55	$	(Cdn 3.45)	42,900	2.00	42,900	$2.55
$2.92	$	(Cdn 3.95)	9,600	2.37	9,600	$2.92
$7.87	$	(Cdn 10.65)	101,121	3.25	101,121	$7.87
$4.51	$	(Cdn 6.10)	10,667	3.84	10,667	$4.51
$1.03	$	(Cdn 1.40)	120,066	4.40	120,066	$1.03
$1.11	$	(Cdn 1.50)	1,024,000	5.84	1,024,000	$1.11
$2.44	$	(Cdn 3.30)	274,268	6.95	274,268	$2.44
$3.69	$	(Cdn 5.00)	1,494,667	7.96	671,337	$3.69
$4.25	$	(Cdn 5.75)	20,000	8.17	20,000	$4.25
$2.11	$	(Cdn2.85)	150,000	8.73	123,333	$2.11
$2.11	$	(Cdn 2.85)	150,000	8.73	50,000	$2.11
$3.95	$	(Cdn 5.35)	1,002,000	9.53	41,000	$3.95
			4,714,388	7.06	2,803,391	$2.44

Schedule Of stock-based compensation costs
Grant date	April 10, 2023
No of options	1,060,000
Share price	$3.85
Exercise price	$4.04
Average expected life in years	10
Volatility	79.30%
Risk-free weighted interest rate	2.92%
Dividend yield	-
Fair-value of options granted	$4,282
Grant date	November 29, 2021
No of options	20,000
Share price	$3.75
Exercise price	$4.20
Average expected life in years	10
Volatility	89.38%
Risk-free weighted interest rate	1.54%
Dividend yield	-
Fair-value of options granted	$84
Grant date	June 20, 2022
No of options	300,000
Share price	$2.20
Exercise price	$2.05
Average expected life in years	10
Volatility	81.04%
Risk-free weighted interest rate	2.72%
Dividend yield	-
Fair-value of options granted	$615

Schedule Of Warrants
Details of Share Warrants
	Number	Exercise
	Outstanding	Price
Outstanding, September 30, 2021 and September 30, 2022	2,035,015	$2.30
Expired during the year	(80,869)	$5.80
Expired during the year	(242,222)	$6.45
Outstanding, September 30, 2023	1,711,924	$2.38

Schedule Of Warrant continuity
	Units	Fair Value
Opening valuation as at Nov 9, 2022	1,754,340	$3,259
Warrants exercised as at July 28, 2023	(841,499)	(1,409)
Fair value adjustment		(361)
Closing balance	912,841	$1,489

Schedule Of Details of Compensation options
Details of Compensation options
	Number Outstanding	Exercise Price
Outstanding, September 30, 2021 and September 30, 2022	46,588	$5.90
Expired during the year	(29,066)	$6.45
Outstanding, March 31, 2023, June 30, 2023 and September 30, 2023.	17,522	$4.95